Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts payable [Abstract]
Employees and payroll accruals	$ 603	$ 96
Accrued expenses	302	235
Other accounts payable	$ 905	$ 331